CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Assets and Liabilities, net of Acquisitions:
Net Cash used in Operating Activities				$ (1,586,548)
Cash Flows From Investing Activities
Net Cash used in Investing Activities				(316,250,000)
Cash Flows From Financing Activities
Net Cash used in (provided by) Financing Activities				317,757,971
Cash and Restricted Cash, Beginning of Period	$ 100,935		$ 179,512	179,512
Cash and Restricted Cash, End of Period				$ 100,935	$ 179,512
P3 Health Partners Inc.
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Net loss attributable to Class A common stockholders - Diluted	$ (57,937,929)	$ (963,896,193)	$ (54,115,119)	$ (146,399,938)	$ (31,411,542)	$ (41,971,558)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation Expense	187,558			1,540,335	795,172	399,177
Amortization of Intangible Assets	6,961,666	42,285,014		34,396
Stock-Based Compensation	4,635,142	15,426,980	1,024,307	3,701,252	447,475	474,042
Amortization of Debt Origination Fees			349,324	658,587	80,237
Amortization of Discount from Issuance of Debt			621,305	1,139,060	144,971
Mark-to-Market Adjustment of Stock Warrants	(2,271,659)	(5,953,817)	10,661,579	7,664,869
Premium Deficiency Reserve	26,276,575	(2,814,084)	3,000,000	11,559,067	(20,539,364)	6,363,652
Changes in Assets and Liabilities, net of Acquisitions:
Accounts Receivable	1,467,289	(376,219)	92,491	(1,484,932)	139,212	424,137
Health Plan Receivables / Premiums	3,236,036	(49,555,406)	1,212,093	(2,770,246)	(27,507,240)	(9,653,991)
Other Current Assets	(4,704,294)	1,890,414	(361,241)	4,254,368	(4,160,078)	(122,765)
Net Change in ROU Assets and Liabilities	(21,886)			305,677	(704,500)	(1,620,600)
Accounts Payable	7,731,972	1,163,574	(1,005,876)	34,224,416	8,102,668	803,503
Accrued Payroll	3,158,624	(3,041,024)	(2,648,873)	(1,134,709)	2,289,655	502,602
Accrued Interest	(497,781)	2,558,865	1,807,007	5,216,440	1,848,265	2,204,141
Health Plan Payables / Premiums	(2,591,997)	(4,526,299)	(1,342,803)	11,264,767	8,804,203	1,853,358
Claims Payable	(971,210)	37,364,043	5,736,206	19,097,060	37,075,052	12,057,792
Net Cash used in Operating Activities	(15,341,894)	(73,087,629)	(34,131,885)	(51,129,531)	(24,595,814)	(28,286,510)
Cash Flows From Investing Activities
Purchases of Property, Plant and Equipment	(120,559)	(1,400,511)	(1,883,226)	(3,290,482)	(2,926,621)	(1,451,861)
Acquisitions, Net of Cash Acquired	(47,879,102)		(82,000)	(4,989,000)	(130,000)
Notes Receivable, Net	143,297		226,808	70,650	(109,527)	(2,404,862)
Net Cash used in Investing Activities	(47,856,364)	(1,400,511)	(1,738,418)	(8,208,832)	(3,166,148)	(3,856,723)
Cash Flows From Financing Activities
Issuance (Redemption) of Class A, C and D Units					(180,000)	62,041,554
Proceeds from PIPE, Net of Issuance Costs	195,307,872
Proceeds from Long-Term Debt, Net of Discount and Issuance Costs			12,750,000	24,625,000	36,433,282	16,164,914
Proceeds from Short-Term Debt	3,377,329			351,872
Repayment of Long-Term Debt	(8,008)	(2,446,433)	(44,629)	(186,519)	(1,493,221)	(14,586,891)
Net Cash used in (provided by) Financing Activities	198,677,193	(2,446,433)	12,514,121	24,790,353	34,760,061	63,619,577
Net Change in Cash and Restricted Cash	135,478,935	(76,934,573)	(23,356,182)	(34,548,010)	6,998,099	31,476,344
Cash and Restricted Cash, Beginning of Period	5,354,937	140,833,872	39,902,947	39,902,947	32,904,848	1,428,504
Cash and Restricted Cash, End of Period	140,833,872	$ 63,899,299	$ 16,546,765	5,354,937	39,902,947	32,904,848
Supplemental Cash Flow Information:
Cash Paid for Interest	$ 1,346,254			$ 2,796,368	685,419	560,246
Accrued Costs for Software (Development in Process)					$ 249,454	176,352
Conversion of Class A Units to Long-Term Debt						15,000,000
Conversion of Long-Term Debt to Class A Units						$ 3,764,245